Segmental analysis - Contributions by Geographical Area (Parenthetical) (Detail) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue		£ 7,492.7	£ 7,650.4	[1],[2]	£ 15,804.2	[1],[2]
Headline PBIT	[3]	820.7	882.0	[2]	2,267.1	[2]
United States [member]
Disclosure of geographical areas [line items]
Revenue		2,454.1	2,660.8		5,336.3
Revenue less pass-through costs		2,038.6	2,279.3		4,535.3
Headline PBIT		£ 328.9	£ 382.2		£ 937.4

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[3]	A reconciliation from profit before interest and taxation (PBIT) to headline PBIT is provided in note 21.